Assets Classified as Held for Sale	12 Months Ended
Dec. 31, 2024
Assets Classified as Held for Sale
Assets Classified as Held for Sale

32.            ASSETS CLASSIFIED AS HELD FOR SALE

The breakdown of assets classified as held for sale, measured at book value, is as follows:

	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Intangible Assets – Plants	20	58
Financial assets – Generation – Concession grant fee	37	-
	57	58

Onerous transfer of 4 PCH/UHEs

On April 1, 2024, a notice was published to hold an in-person public auction, to be conducted by B3, aiming at the onerous transfer of the right to exploit the electricity generation services of 4 PCHs/UHEs, one of which is 1 PCH from Cemig GT and 3 of its wholly owned subsidiaries, as follows:

Generation plant	Ledger	Installed capacity (MW)¹	Physical guarantee (MWm)¹	Term	Commercial Operation Status	Site
Cemig GT
PCH Machado Mineiro	Authorization	1.7	1.1	May, 2027	In operation	Minas Gerais
Cemig Geração Leste
UHE Sinceridade	Concession	1.4	0.4	March, 2047	In operation	Minas Gerais
Cemig Geração Sul
UHE Marmelos	Concession	4	2.7	January, 2053	In operation	Minas Gerais
Cemig Geração Oeste
UHE Martins	Concession	7.7	1.8	January, 2053	In operation	Minas Gerais
Total		14.8	6.0

According to IFRS 5, the classification of assets as held for sale must be carried out when starting a firm program to complete the disposal plan. The classification as held for sale was carried out in April 2024.

On June 27, 2024, as specified in the public tender notice, the Company suspended the auction since no proposals were presented.

The Company reassessed the project, aiming to comply with the directives of its strategic planning: optimization of its asset portfolio, operational efficiency, and capital allocation.

On September 23, 2024, the Company republished the auction on the B3, for sale of four power plants: Machado Mineiro, Sinceridade, Martins and Marmelos.

On December 5, 2024 the Company held the public auction on the B3 (the São Paulo exchange). The winning bid, of R$52 – a premium of 78.8% over the minimum price of R$29.1 – was made by Âmbar Hidroenergia Ltda.

On February 21, 2025, Cemig GT and its subsidiaries Cemig Geração Leste, Cemig Geração Oeste and Cemig Geração Sul signed the Asset Sale and Purchase Agreement with Âmbar Hidroenergia LTDA, the winner of the auction.

The closing of the transaction is subject to the fulfillment of customary suspensive conditions, including obtaining consent from the Brazilian Electricity Regulatory Agency (ANEEL) and the Administrative Council for Economic Defense (CADE).

This divestiture is in line with the guidelines of CEMIG's Strategic Planning, which specifics optimization of the portfolio and a better allocation of capital.

Accounting policy

Once any fixed or intangible asset has been classified as held for sale, it is no longer depreciated or amortized, and any investment is no longer subject to the equity method.

Dividends received from joint ventures classified as held for sale are recognized in the income statement, given the interruption of measurement by the equity method.

Currently, the Company does not have any liabilities classified as held for sale.

Estimates and judgments

They are initially measured at the lower of book value and fair value (calculated using the discounted cash flow method) net of selling expenses. Selling expenses are represented by the incremental expenses directly attributable to the sale, excluding financial expenses and income taxes.

In cases where the sale is made by auction, after the auction, the company considers the winning bid to be the fair value, as this is the amount that will actually be received from the sale of the assets after the legal procedures.